Income tax - Summary of Income Taxes Are Recognized In Profit Or Loss (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
Current year			€ 9,389	€ 13,041	€ 2,787
Changes in estimates related to prior years			(189)	23	(2)
Foreign exchange adjustment			23	(8)	3
Deferred tax expense:
Origination and reversal of temporary differences			21,797	(9,580)	(1,385)
Origination of changes in tax rates			(64)		(15)
Changes in estimates related to prior years			105
Recognition of previously unrecognized deferred tax assets			(34,938)
Foreign exchange adjustment			47	(2)	4
Release of deferred tax arising on business combinations			(6,901)	(3,188)	(1,058)
Dividend tax expense			761	143
Income tax expense reported in the Consolidated Statement of Profit or Loss and Other Comprehensive Income	€ 14,582	€ 6,011	€ (9,970)	€ 429	€ 333